SHORT-TERM BANK DEPOSITS	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
SHORT-TERM BANK DEPOSITS

NOTE 3 – SHORT-TERM BANK DEPOSITS

The bank deposits in 2021 of $31.2 million are for terms of three months to one year and carry interest at annual rates of 0.65%-0.85%. The bank deposits in 2020 of $17.1 million are for terms of three months to one year and carry interest at annual rates of 0.01%-0.75%.